Sean M. Clayton	VIA EDGAR AND FEDERAL EXPRESS
(858) 550-6034
sclayton@cooley.com

August 26, 2011

United States Securities and Exchange Commission

Division of Corporate Finance

Mail Stop 6010

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Bryan Pitko

Re:	Insys Therapeutics, Inc.

    Amendment No. 7 to Registration Statement on Form S-1

    Filed August 26, 2011

    File No. 333-173154

Dear Mr. Pitko:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended, on behalf of our client Insys Therapeutics, Inc. (the “Company”), is Amendment No. 7 (“Amendment No. 7”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on March 29, 2011. The copy of Amendment No. 7 that is enclosed with the paper copy of this letter is marked to show changes from Amendment No. 6 to the Registration Statement as filed with the Commission on August 16, 2011.

The Company respectfully requests the Commission’s assistance in completing the review of the Registration Statement and Amendment No. 7 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 7 to me at (858) 550-6034. Thank you.

Sincerely,

Cooley LLP

/s/ Sean M. Clayton

Sean M. Clayton, Esq.

cc:	Michael L. Babich, Insys Therapeutics, Inc.

    Matthew T. Browne, Esq., Cooley LLP

    Charles S. Kim, Esq., Cooley LLP

    Cheston J. Larson, Esq., Latham & Watkins LLP

    Divakar Gupta, Esq., Latham & Watkins LLP

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